CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (77,116)	$ (8,434)	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock - share based compensation	25,190	2,678	10,772	0
Warrants issued for services	0	2,529	2,529	0
Employee Stock Options - share based compensation	4,619	0	0	0
Common Stock and Warrants issued in connection with Private Placement - share based compensation	19,456	0	0	0
Depreciation and Amortization	1,328	0	4	0
Impairment of TIPPT intangible asset	2,250	0	0	0
Increase in fair value of Loyalize guarantee	125	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(603)	0		0
Other Receivables	(930)	(156)	(29)	0
Prepaid Expenses	(967)	(71)	(46)	0
Other assets	(40)	0	0	0
Deferred revenue	197	0	0	0
Accounts payable and accrued expenses	2,923	847	1,027	9
Reward points liability	1,983	0	0	0
Other liabilities	1,266	0	6	0
Net Cash Used in Operating Activities	(20,319)	(2,607)	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,629)	(15)	(83)	0
Increase in Restricted Cash	0	0	(695)	0
Investment in Interests in Corporate Jet	0	0	(235)	0
WatchPoints Acquisitions	(2,620)	0	0	0
TIPPT acquisition	(2,250)	0	0	0
Loyalize acquisition	(3,094)	0	0	0
Capitalized Software Costs	(1,859)	0	(317)	0
Net Cash Used in Investing Activities	(12,452)	(15)	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock and Warrants for Cash	33,413	10,718	10,769	0
Payments on Loan	(37)	0	0	0
Payments on shareholder notes	3	0	0	0
Interest income on notes receivable from shareholders and officer	(105)	0	0	0
Net Cash from Financing Activities	33,274	10,718	10,769	0
NET INCREASE IN CASH	503	8,096	3,794	0
Cash at Beginning of Period	3,794	0	0
Cash at End of Period	4,297	8,096	3,794	0
Non-cash investing and financing activities
Stock Issued for Watchpoints Acquisition	1,600	0	0	0
Stock issued for Loyalize acquisition	1,719	0	0	0
Cash Paid During the Year for Interest	28	0	0	0
Capital related to Corporate Jet	336	0	0	0
Loyalize guarantee	120	0	0	0
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	0	0	8	0
Stock issued for promissory notes	$ 0	$ 0	$ 3,380	$ 0